Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate Revenue Streams	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Revenues
Total revenues	¥ 290,815,771	$ 40,805,940	¥ 264,759,505	¥ 290,815,771	$ 40,805,940	¥ 264,759,505
AR services [Member]
Revenues
Revenues				290,815,771	40,805,940	254,823,992
Semiconductor business [Member]
Revenues
Revenues						¥ 9,935,513